Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Income Taxes [Abstract]
Disclosure of detailed information about tax balances presented in the statement of financial position
	As of December 31
	2024	2023
	USD in thousands	USD in thousands
Current tax assets (liabilities):
Current tax assets	4,719	3,316
Current tax liabilities	(12,016)	(10,565)
Total current tax assets (liabilities)	(7,297)	(7,249)

Non-current tax assets (liabilities):
Deferred tax assets	10,744	9,134
Deferred tax liabilities	(41,792)	(44,941)
Total non-current tax assets (liabilities)	(31,048)	(35,807)

Disclosure of temporary difference, unused tax losses and unused tax credits
	Balance as of January 1 2024	Classification	Recognized in the statement of income	Other comprehensive income	Initial consolidation	Balance as of December 31 2024
	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(15,664)	(13,463)	(5,801)	87	(534)	(35,375)
IFRS 16 – Leases	1,475	59	361	(2)	-	1,893
Financial instruments	(12,319)	-	226	4,184	-	(7,909)
Contractual asset in respect of concession arrangements	(15,173)	15,173	-	-	-	-
Contingent consideration	(10,096)	-	(2,323)	25	-	(12,394)
Tax equity arrangement	-	-	(9,944)	(129)	-	(10,073)
Disposal groups classified as held for sale	-	1,801	-	-	-	1,801
Others	(14,387)	-	875	5,600	-	(7,912)
Total	(66,164)	3,570	(16,606)	9,765	(534)	(69,969)

Unused losses and tax benefits:
Tax losses	30,357	(3,570)	12,144	(10)	-	38,921
	30,357	(3,570)	12,144	(10)	-	38,921

Total	(35,807)	-	(4,462)	9,755	(534)	(31,048)
	Balance as of January 1 2023	Recognized in the statement of income	Other comprehensive income	Balance as of December 31 2023
	USD in thousands	USD in thousands	USD in thousands	USD in thousands
Temporary differences:
Fixed assets	(14,620)	(1,465)	421	(15,664)
IFRS 16 – Leases	845	649	(19)	1,475
Financial instruments	(5,556)	468	(7,231)	(12,319)
Contractual asset in respect of concession arrangements	(16,723)	1,042	508	(15,173)
Contingent consideration	(1,584)	(8,477)	(35)	(10,096)
Others	(4,211)	(3,458)	(6,718)	(14,387)
Total	(41,849)	(11,241)	(13,074)	(66,164)

Unused losses and tax benefits:
Tax losses	32,399	(1,067)	(975)	30,357
	32,399	(1,067)	(975)	30,357

Total	(9,450)	(12,308)	(14,049)	(35,807)

Disclosure of expenses (income) from income taxes which were recognized in the statement of income
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Current taxes:
Current tax expenses	13,747	17,715	8,061
Prior year taxes	66	(1,595)	-
Total current taxes	13,813	16,120	8,061

Deferred taxes:
Deferred tax expenses in respect of the creation and reversal of temporary differences	16,606	11,241	13,052
Prior year taxes	(1,303)	-	-
Expenses (income) from the creation of deferred taxes in respect of losses and unused tax benefits	(10,841)	1,067	(8,170)
Total deferred taxes	4,462	12,308	4,882

Total expenses from income taxes	18,275	28,428	12,943

Disclosure of reconciliation between the theoretical tax on the pre-tax profit and the tax expense
	For the year ended December 31
	2024	2023	2022
	USD in thousands	USD in thousands	USD in thousands
Profit before income taxes from continuing operations	84,780	126,469	51,056
Primary tax rate of the Company	23%	23%	23%
Tax calculated according to the Company’s primary tax rate	19,499	29,088	11,743

Additional tax (tax saving) in respect of:
No controlling share in the profits / losses of investee partnerships	(1,779)	(1,653)	(896)
Different tax rate of foreign subsidiaries	(2,557)	(2,080)	(1,644)
Non-deductible expenses	2,302	1,662	3,150
Exempt income	(390)	(1,282)	(1,170)
Utilization of tax losses and benefits from prior years	1,126	924	310
Temporary difference in respect of subsidiaries for which deferred taxes were not recognized	1,537	3,433	1,270
Change in taxes in respect of previous years	(1,420)	(1,847)	143
Others	(43)	183	37
Total income taxes from continuing operations as presented in profit or loss	18,275	28,428	12,943